LONG-TERM LOANS FROM BANKS (Details 1) $ in Thousands	Dec. 31, 2016 USD ($)
Maturities of Long-term Debt [Line Items]
2017 (current maturities)	$ 4,836
2018	5,184
2019	2,330
2020 and thereafter	2,668
Long-term loans from banks	$ 15,018